Stockholders' Equity (Details Textual) (USD $)	0 Months Ended											1 Months Ended											3 Months Ended			9 Months Ended		12 Months Ended						1 Months Ended	3 Months Ended	0 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Oct. 09, 2013	Sep. 06, 2013	Aug. 30, 2013	Aug. 27, 2013	Aug. 21, 2013	Jun. 27, 2013	Jun. 21, 2013	May 24, 2013	May 19, 2013	Apr. 01, 2013	Jan. 15, 2013	Aug. 22, 2013 Investor	Aug. 28, 2013	Aug. 22, 2013 Investor	Mar. 31, 2013	Feb. 28, 2013	Jan. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Feb. 29, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jul. 15, 2012	May 31, 2012	Apr. 13, 2012	Feb. 10, 2012	Sep. 30, 2013 Two Employees [Member]	Sep. 30, 2013 Three Employees [Member]	Sep. 09, 2013 Michael Ciprianni [Member]	Jul. 08, 2013 Private Placement [Member]	Sep. 30, 2013 Non Vesting Equity [Member]	Sep. 30, 2013 Non Vesting Equity [Member]	Sep. 30, 2013 Stock Option [Member]	Sep. 30, 2013 Stock Option [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Stockholders' Equity (Textual)
Shares exchange right on each share pursuant to Merger agreement																																	1,271
Shares issued pursuant to Merger agreement																																	13,499,226
Authorized shares of common stock, stock split conversion ratio																					12.98 for 1.							12.98 for 1.
Common stock granted to Chief Marketing Officer for future services																													3,299,815
Stock issued for compensation																									$ 563,000	$ 290,162			$ 818,595
Amount transferred from additional paid in capital to common stock																					32,747
Convertible bridge loan																																	250,000
Common stock aggregate conversion																														3,000,000			1,343,749
Conversion price												$ 0.25	$ 0.32	$ 0.25																$ 0.10	$ 0.10		$ 0.19
Common stock, gross proceeds							300,000	50,000	250,000		13,000								22,000		349,000	350,000		335,600		1,243,000	394,583	730,183													87,249
Common stock shares issued	100,000						750,000	125,000	625,000		46,429					5,575,000		2,375,000	77,743		1,394,909	1,410,874		1,468,786													1,000,000				636,000
Sale price of stock, per share	$ 0.24		$ 0.25	$ 0.25	$ 0.25	$ 0.51	$ 0.40	$ 0.40	$ 0.40		$ 0.28						$ 0.49		$ 0.28													$ 0.25	$ 0.25				$ 0.40			$ 0.42	$ 0.42	$ 0.20	$ 0.28
Stock issuance expense																	24,630																				400,000
Stock issued for compensation, shares																	50,266
Stock based compensation settlement payment																				232,500
Term of Agreement															1 year
Additional paid-in capital for the beneficial conversion value of convertible debt																														300,000	300,000
Additional expense in connection with financing transaction																							20,125
Prepaid expense in connection with financing transaction																							57,021
Issuance of shares for cash			100,000	100,000	25,000	51,000									80,500													1,056,094
Issuance of common stock for cash, shares			400,000	400,000	100,000	100,000									230,000
Common stock issued for services, shares		50,000								54,847																								187,500	95,052	4,125,000
Common stock issued for services, amount		15,000								21,939																			818,595					43,125	45,625	1,155,000
Cancellation of common share under settlement																				3,299,802
Conversion of convertible debt, shares												1,608,333										1,265,381
Loan converted to stock, loan amount																						313,908
Offering costs charged to additional paid-in capital																												326,000
Share price, per share		$ 0.30								$ 0.40					$ 0.35																			$ 0.23	$ 0.48	$ 0.28
Pre-tax compensation expense																																						24,935		24,935
Unrecognized compensation expense																																							62,313		62,313
Weighted-average remaining requisite service period																										1 year 8 months 12 days													1 year 8 months 12 days		1 year 8 months 12 days
Number of investors												5		5
Conversion of convertible debt amount												402,083	514,666	402,083													300,000	300,000
Loss on conversion													$ 112,583